Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
8. Commitments and Contingencies
Inventory Purchase and Service Agreements
The Company has noncancelable inventory purchase and service agreements with multiple service providers which expire at varying dates through 2028. Service agreement obligations include amounts related to fitness and nutrition trainers, future events, information systems support, and other technology projects.
Future minimum payments under noncancelable service and inventory purchase agreements for the periods succeeding March 31, 2024 are as follows (in thousands):

Nine months ending December 31, 2024	$18,489
Year ending December 31, 2025	2,106
Year ending December 31, 2026	324
Year ending December 31, 2027	75
Year ending December 31, 2028	75

$21,069

The preceding table excludes royalty payments to fitness trainers, talent, and others that are based on future sales as such amounts cannot be reasonably estimated. During the three months ended March 31, 2024 the Company paid $1.2 million of royalty payments exclusive of guaranteed payments.
Lease Commitments
The Company leases facilities under noncancelable operating leases expiring through 2029 and certain equipment under a finance lease expiring in 2024. These lease obligations will require payments of approximately $1.8 million during the nine months ending December 31, 2024, $1.0 million for the year ending December 31, 2025 and $2.0 million in total thereafter through 2027.

Contingencies
The Company is subject to litigation from time to time in the ordinary course of business. Such claims typically involve its products, intellectual property, and relationships with suppliers, customers, distributors, employees, and others. Contingent liabilities are recorded when it is both probable that a loss has occurred and the amount of the loss can be reasonable estimated. Although it is not possible to predict how litigation and other claims will be resolved, the Company does not believe that any currently identified claims or litigation matters will have a material adverse effect on its consolidated financial position or results of operations.
On May 22, 2023, Jessica Lyons, an individual, and a group of other plaintiffs filed a class action complaint with the Los Angeles County Superior Court alleging that the Company misclassified its Partners as contractors rather than as employees and committed other violations of the California Labor Code. The Company understands that the plaintiffs in this matter intend on filing additional claims under the Private Attorney General Act of 2004. The Company and certain executive officers are listed as defendants in the complaint. The plaintiffs are seeking monetary damages. This matter is pending as of the date of this quarterly report.
On September 6, 2023 Dish Technologies LLC and SLING TV LLC (the “DISH Entities”) filed a complaint with the United States District Court for the District of Delaware alleging that the Company infringed on the DISH Entities’ patents and used technology belonging to the DISH Entities without their permission. The plaintiffs are seeking monetary damages and injunctive relief. In an effort to avoid any further unnecessary litigation costs, the parties entered into a Confidential Standstill and Tolling Agreement as of April 16, 2024 which included a dismissal of the case by the DISH Entities without prejudice and an agreement by the DISH Entities not to institute any litigation proceedings against the Company under the patents any earlier than December 31, 2026 in exchange for a one-time
immaterial payment to the DISH Entities by the Company.
The Company disputes the allegations in the above referenced active matters and intends to defend the matters vigorously. Some of our legal proceedings, such as the above referenced complaints, may be based on complex claims involving substantial uncertainties and unascertainable damages. Accordingly, it is not possible to determine the probability of loss or estimate damages for any of the above matters, and therefore the Company has not established reserves for any of these proceedings. When the Company determines that a loss is both probable and reasonably estimable, the Company records a liability, and, if the liability is material, discloses the amount of the liability reserved. Given that such proceedings are subject to uncertainty, there can be no assurance that such legal proceedings, either individually or in the aggregate, will not have a material adverse effect on our business, results of operations, financial condition or cash flows.

Note 13. Commitments and Contingencies
Inventory Purchase and Service Agreements
The Company has noncancelable inventory purchase and service agreements with multiple service providers which expire at varying dates through 2028. During the year ended December 31, 2023 there were no losses on inventory purchase commitments. During the year ended December 31, 2022, the Company recorded $2.7 million for losses on inventory purchase commitments related to connected fitness hardware. These losses were included in accrued expenses in the consolidated balance sheets and connected fitness cost of revenue in the consolidated statements of operations. Service agreement obligations include amounts related to fitness and nutrition trainers, future events, information systems support, and other technology projects.
Future minimum payments under noncancelable service and inventory purchase agreements for the periods succeeding December 31, 2023 are as follows (in thousands):

Year ended December 31, 2024	$17,452
Year ended December 31, 2025	1,475
Year ended December 31, 2026	100
Year ended December 31, 2027	75
Year ended December 31, 2028	75

$19,177

The preceding table excludes royalty payments to fitness trainers, talent, and others that are based on future sales as such amounts cannot be reasonably estimated. During the year ended December 31, 2023 the Company paid $4.6 million of royalty payments exclusive of guaranteed payments.

Contingencies
The Company is subject to litigation from time to time in the ordinary course of business. Such claims typically involve its products, intellectual property, and relationships with suppliers, customers, distributors, employees, and others. Contingent liabilities are recorded when it is both probable that a loss has occurred and the amount of the loss can be reasonably estimated. Although it is not possible to predict how litigation and other claims will be resolved, the Company does not believe that any currently identified claims or litigation matters will have a material adverse effect on its consolidated financial position or results of operations.
On April 7, 2022, the Company received a letter addressed to its Board of Directors (the “Board”) from a law firm on behalf of two purported stockholders. Among other matters, the stockholder letter addressed the approval of the Company’s Amended & Restated Certificate of Incorporation at the special meeting of stockholders held on June 24, 2021, which included (i) a 1.3 billion share increase in the number of authorized shares of Class A common stock (the “2021 Class A Increase Amendment”), and was approved by a majority of the then-outstanding shares of both the Company’s Class A and Class B common stock, voting as a single class. The stockholder letter alleged that the 2021 Class A Increase Amendment required a separate vote in favor by at least a majority of the then outstanding shares of Class A common stock under Section 242(b)(2) of the General Corporation Law of the State of Delaware (the “DGCL”), and that the 1.3 billion share increase was never properly approved in accordance with the DGCL.
The Company continues to believe that a separate vote of Class A common stock was not required to approve the 2021 Class A Increase Amendment. However, in December 2022, a decision of the Delaware Court of Chancery (“Court of Chancery”) created uncertainty regarding this issue, and on December 29, 2022, the Company received a second letter on behalf of the two purported stockholders reiterating the Court of Chancery’s recent decision. The Company filed a petition under Section 205 of the DGCL (the “Section 205 Petition”) on February 16, 2023, in the Court of Chancery seeking to validate the Company Charter including, among other things, the 2021 Class A Increase Amendment.
On March 14, 2023 the Court of Chancery granted the Section 205 Petition validating each of the following and eliminating the uncertainty with respect thereto: (1) the Company Charter and the 2021 Class A Increase Amendment as of the time of filing with the Delaware Secretary of State and (2) all shares of capital stock that the Company issued in reliance on the effectiveness of the 2021 Class A Increase Amendment and Company Charter as of the date such shares were issued.
On May 22, 2023, Jessica Lyons, an individual, and a group of other plaintiffs filed a class action complaint with the Los Angeles County Superior Court alleging that the Company misclassified its Partners as contractors rather than as employees and committed other violations of the California Labor Code. The Company understands that the plaintiffs in this matter intend on filing additional claims under the Private Attorney General Act of 2004. The Company and certain executive officers are listed as defendants in the complaint. The plaintiffs are seeking monetary damages. This matter is pending as of the date of this annual report.
On September 6, 2023 Dish Technologies LLC and SLING TV LLC (the “DISH Entities”) filed a complaint with the United States District Court for the District of Delaware alleging that the Company infringed on the DISH Entities’ patents and used technology belonging to the DISH Entities without their permission. The plaintiffs are seeking monetary damages and injunctive relief. This matter is pending as of the date of this annual report.
The Company disputes the allegations in the above referenced active matters and intends to defend the matters vigorously. Some of our legal proceedings, such as the above referenced complaints, may be based on complex claims involving substantial uncertainties and unascertainable damages. Accordingly, it is not possible to determine the probability of loss or estimate damages for any of the above matters, and therefore the Company has not established reserves for any of these proceedings. When the Company determines that a loss is both probable and reasonably estimable, the Company records a liability, and, if the liability is material, discloses the amount of the liability reserved. Given that such proceedings are subject to uncertainty, there can be no assurance that such legal proceedings, either individually or in the aggregate, will not have a material adverse effect on our business, results of operations, financial condition or cash flows